Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Non-controlling interests (Tables) [Abstract]
Balance of Equity - Non-controlling interests

The detail, by company, of the balance of “Equity - Non-controlling interests” is as follows:

Thousand of reais	2018	2017	2016

Santander Leasing S.A. Arrendamento Mercantil	447	395	441
Santander Brasil Advisory Services S.A	-	-	529
Getnet S.A.	249,007	206,105	168,863
Olé Consignado S.A.	116,967	82,432	30,425
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros	-	-	318,498
BW Guirapá S.A.	-	-	68,691
Banco PSA Finance Brasil S.A.	155,399	147,295	138,057
Santander FI SBAC (1)	62,595	-	-
Rojo Entretenimento S.A.	7,015	-	-
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)	1,155	667	-
Total	592,585	436,894	725,504

Profit attributable to non-controlling interests

Thousand of reais	2018	2017	2016

Profit attributable to non-controlling interests	217,441	213,984	130,355
Of which:
Santander Leasing S.A. Arrendamento Mercantil	25	48	41
Santander Brasil Advisory Services S.A	-	-	34
Getnet S.A.	55,518	48,842	27,209
Olé Consignado S.A.	138,527	53,286	5,432
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros	-	92,365	98,717
BW Guirapá S.A.	-	(776)	(2,957)
Banco PSA Finance Brasil S.A.	17,914	19,884	1,879
Santander FI SBAC	4,141	-	-
Rojo Entretenimento S.A.	166	-	-
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)	1,150	335	-

(1)    The SBAC Fund, is an exclusive investment fund of the Consolidated Santander and many companies has their investments on it. As some companies has a parcel of non-controlling shareholders, this amount refers to the valuation of the equity of that Fund and as a consequence the effect on each company.

Changes in the balance of Non-controlling interests

The changes in the balance of “Non-controlling interests” are summarized as follows:

Thousand of reais	2018	2017	2016

Balance at beginning of year	436,894	725,504	435,062
Additions / disposals (net) due to change in the scope of consolidation (1) (2)	6,849	(660,230)	159,469
Incorporation / Acquisition (4)	-	296,184	-
Dividends paid / Interest on Capital	(60,936)	(133,641)	(18,140)
Capital increase (3)	48,000	-	20,000
Profit attributable to non-controlling interests	217,441	213,984	130,355
Transition Adjustments to the amendments to the IAS 19	-	(1,790)	(1,604)
Update PUT Olé Consignado S.A.	(106,440)	-	-
Update of SBAC Fund Quotas	58,454	-	-
Others	(7,677)	(3,117)	362
Balance at end of year	592,585	436,894	725,504

(1)    In 2017 refers mainly to the participation of non-controlling shareholders of BW Guirapá, in 2016 refers to BW Guirapá.

(2)    In 2017 refers mainly to the balance of Non-controlling Shareholding of Santander Corretora de Seguros.

(3)    Increase in the share capital of Olé Consignado.

(4)    In 2017, it refers mainly to the balance of non-controlling interests of Santander Corretora de Seguros, prior to the merger events (Note 3).